Schedule of net asset (Details) - USD ($)	May 31, 2022	Nov. 03, 2020
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 647,187
Accounts and other receivables	586,309
Government remittances	566,331
Prepaid expenses and other	36,124
Right-of-use assets	16,036
Property and equipment	41,132
Intangible assets	296,235
Goodwill	345,150
Total assets of disposal group	2,534,504
Accounts payable	1,168,966
Accrued liabilities	750,388
Lease obligation, current	17,959
Long-term debt, current	20,085
Total liabilities of disposal group	1,957,398
Net assets of disposal group	$ 577,106
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ (24,348)
Accounts and other receivables		126,590
Government remittances		25,095
Prepaid expenses and other		24,113
Property and equipment		47,416
Intangible assets		3,066,457
Total assets of disposal group		3,265,323
Accounts payable		508,881
Accrued liabilities		422,139
Total liabilities of disposal group		931,020
Net assets of disposal group		$ 2,334,303